Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements for the three and six months ended June 30, 2025 and 2024 have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) applicable to interim financial information and the requirements of Form 10-Q and Article 8 of Regulation S-X of the SEC. Accordingly, they do not include all of the information and disclosures required by US GAAP for complete consolidated financial statements.

In the opinion of management, the condensed consolidated financial statements include all adjustments (consisting of normal recurring accruals) necessary for the fair presentation of the condensed consolidated financial position and the condensed consolidated results of operations. The condensed consolidated results of operations for the periods presented are not necessarily indicative of the results to be expected for the full year. The condensed consolidated balance sheet as of June 30, 2025 and condensed financial statement information for the three and six months ended June 30, 2025 and 2024 are unaudited, whereas the condensed consolidated balance sheet as of December 31, 2024 is derived from the audited consolidated balance sheet as of that date. The condensed consolidated financial statements and notes hereto should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s annual report on Form 10-K for the year ended December 31, 2024. There have been no changes to the Company’s significant accounting policies as disclosed on the Company’s annual report on Form 10-K for the year ended December 31, 2024.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

Segment Reporting

Segment Reporting

Pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 280, Segment Reporting (“ASC 280”), the Company’s Chief Executive Officer serves as the Company’s Chief Operating Decision Maker (“CODM”) for the purposes of ASC 280. The CODM concluded that the Company operates two reportable segments. One segment consists of its SemiCab business and the other segment consists of its Singing Machine business. The CODM manages the Company’s operations and business separately for each operating segment and uses net loss to allocate resources, making operating decisions and evaluating financial performance. The CODM also uses net loss, along with non-financial inputs and qualitative information, to evaluate the Company’s performance, establish compensation, monitor budget versus actual results, and decide the level of investment in various operating activities and other capital allocation activities. See Note 14 – Segment Information and Revenue Disaggregation – Segment Information.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 is intended to enhance the usefulness of income tax disclosures by requiring entities to disclose specific rate reconciliations, the amount of income taxes separated by federal and individual tax jurisdictions, and the amount of income (loss) from continuing operations before income tax expense (benefit) disaggregated among federal, state and foreign. ASU 2023-09 is effective for the Company for its fiscal year beginning January 1, 2025. The adoption of ASU 2023-09 did not have a material impact on the Company’s consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement – Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). This ASU requires disclosure on an annual and interim basis, in the notes to the financial statements, of disaggregated information about specific categories underlying certain income statement expense line items. The guidance is effective for annual periods beginning after December 15, 2026, and interim periods with annual reporting periods beginning after December 15, 2027, on a retrospective basis. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-04, Debt – Debt with Conversion and Other Options (Subtopic 470-20). This ASU clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. ASU 2024-04 is effective for annual periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted for all entities that have adopted the amendments in ASU 2020-06. Adoption can be on a prospective or retrospective basis. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810). This ASU provides that a reporting entity involved in a business combination effected primarily by the exchange of equity interests must consider the factors in ASC 805-10-55-12 through 55-15 to determine which entity is the accounting acquirer regardless of whether the legal acquiree is a Variable Interest Entity (“VIE”). The amendments in ASU 2025-03 must be applied prospectively to any business combination that occurs after the initial adoption date. ASU 2025-03 is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

In May 2025, the FASB issued ASU 2025-04, Compensation – Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606), which clarifies the guidance in both ASC 718 and ASC 606 on the accounting for share-based payment awards that are granted by an entity as consideration payable to its customer. The ASU is intended to reduce diversity in practice and improve existing guidance, primarily by revising the definition of a “performance condition” and eliminating a forfeiture policy election for service conditions associated with share-based consideration payable to a customer. In addition, the ASU clarifies that the guidance in ASC 606 on the variable consideration constraint does not apply to share-based consideration payable to a customer “regardless of whether an award’s grant date has occurred” (as determined under ASC 718). ASU 2025-04 is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

Previously Reported [Member]
Basis of Presentation		Basis of Presentation The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”).
Segment Reporting

Segment Reporting

Pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 280, Segment Reporting (“ASC 280”), the Company’s Chief Executive Officer serves as the Company’s Chief Operating Decision Maker (“CODM”) for the purposes of ASC 280. The CODM concluded that the Company operates two reportable segments. One segment consists of its SemiCab business and the other segment consists of its Singing Machine business. The CODM manages the Company’s operations and business separately for each operating segment and uses net loss to allocate resources, making operating decisions and evaluating financial performance. The CODM also uses net loss, along with non-financial inputs and qualitative information, to evaluate the Company’s performance, establish compensation, monitor budget versus actual results, and decide the level of investment in various operating activities and other capital allocation activities. See Note 15 – Segment Information and Revenue Disaggregation – Segment Information.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In November 2023, the FASB issued Accounting Standards Update (“ASU”) 2023- 07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), that requires disclosure of significant segment expenses that are regularly reviewed by the chief operating decision maker and included within each reported measure of segment profit or loss. The standard also requires disclosure of the composition of other segment items included in the measure of segment profit or loss that are not separately disclosed. All disclosure requirements under ASU 2023-07 are also required for public entities with a single reportable segment. The ASU is effective for the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, and subsequent interim periods, with early adoption permitted. The Company adopted ASU 2023-07 effective December 31, 2024 with additional disclosures detailed in the subsequent notes.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 is intended to enhance the usefulness of income tax disclosures by requiring entities to disclose specific rate reconciliations, amount of income taxes separate by federal and individual tax jurisdictions, and the amount of income (loss) from continuing operations before income tax expense (benefit) disaggregated between federal, state and foreign. ASU 2023-09 is effective for the Company for its fiscal year beginning January 1, 2025, with early adoption permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement – Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). This ASU requires disclosure on an annual and interim basis, in the notes to the financial statements, of disaggregated information about specific categories underlying certain income statement expense line items. The guidance is effective for annual periods beginning after December 15, 2026, and interim periods with annual reporting periods beginning after December 15, 2027, on a retrospective basis. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-04, Debt – Debt with Conversion and Other Options (Subtopic 470-20). This ASU clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. ASU 2024-04 is effective for annual periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted for all entities that have adopted the amendments in Update 2020-06. Adoption can be on a prospective or retrospective basis. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

The Company reviewed all other significant newly-issued accounting pronouncements and concluded that they either are not applicable to the Company’s operations or that no material effect is expected on its consolidated financial statements as a result of future adoption.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries SMCL, SMCM, SMH, Singing Machine”, MICS Hospitality, MICS, MICS Hospitality Management, MICS NY, and its eighty percent (80%)-owned subsidiary, SemiCab Holdings. All intercompany accounts and transactions have been eliminated in consolidation for all periods presented.

The Company evaluates its business relationships with related parties to identify potential Variable Interest Entities (“VIEs”) under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810, Consolidation. The Company will consolidate any VIE in which it is deemed to be the primary beneficiary of the VIE. The Company will be deemed to be the primary beneficiary of the VIE if the Company has a controlling financial interest in the VIE. A controlling financial interest has the following characteristics: (i) the power to direct the activities of the VIE that most significantly impact its economic performance; and (ii) the obligation to absorb losses of the VIE that could be significant to the VIE or the right to receive benefits from the VIE that could be significant to the VIE. If both characteristics are met and, then the Company will consolidate that VIE into its consolidated financial statements.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

As prescribed by ASC 810, if the Company holds a variable interest in an entity that is a VIE, but the Company is not the entity’s primary beneficiary, then the Company must disclose the methodology (e.g., significant judgments and assumptions made) that it used to determine that it is not the primary beneficiary of the VIE. Additional information required includes information about the types of involvement considered significant, and those considered in the determination of whether the reporting entity is the primary beneficiary.

Furthermore, if the Company provides or intends to provide financial or other support, whether explicitly or implicitly, to the VIE when not contractually required to, the Company must disclose the type and amount of the support along with the primary reasons for providing the support. Both qualitative and quantitative information about the Company’s involvement with the VIE must be disclosed, including the nature, purpose, size, and activities of the VIE and how the VIE is financed.

The Company determined that SMCB Solutions Private Limited, an Indian Company (“SMCB”), is a VIE because the Company provides financial support to SMCB in the form of a loan agreement to fund SMCB’s operations. The Company further determined that it is not the primary beneficiary of SMCB because the Company does not have the power to direct or control SMCB’s significant activities related to its business. Accordingly, the Company has not consolidated SMCB’s results of operations and financial position in its consolidated financial statements.

Reclassification of Prior Periods Presentation

Reclassification of Prior Periods Presentation

Certain prior period amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ materially from these estimates. Estimates are assessed each period and updated to reflect current information. Significant estimates include allowance for credit losses, provision for excess and obsolete inventory, reserve for sales returns, co-op promotion incentives, accruals relating to litigation, goodwill, share-based compensation expense and warrant liability.

Accounts Receivable and Allowances for Expected Credit Losses

Accounts Receivable and Allowances for Expected Credit Losses

The Company recognizes credit losses in accordance with Accounting Standards Update 2016-13, Financial Instruments – Credit Losses (Topic 326). The Company recognizes an allowance for credit losses at the time a receivable is recorded based on its estimate of expected credit losses and adjusts this estimate over the life of the receivable as needed. The Company evaluates specific identified risks and the aggregation and risk characteristics of a receivable pool and develops loss rates that reflect historical collections, current forecasts of future economic conditions over the time horizon the Company is exposed to credit risk, and payment terms or conditions that may materially affect future forecasts. As needed, amounts are written-off when determined to be uncollectible.

Inventory

Inventory

Inventory is comprised primarily of electronic karaoke equipment, microphones, and accessories, and are stated at the lower of cost or net realizable value, as determined using the first in, first out method. The Company reduces inventory on hand to its net realizable value on an item-by-item basis when it is apparent that the expected realizable value of an inventory item falls below its original cost. A charge to cost of sales results when the estimated net realizable value of specific inventory items declines below cost. In addition, the Company reports an estimated amount for the net realizable value of expected future inventory returns (returns asset) related to the Company’s defective allowance, overstock, and warranty policies. Substantially all of the Company’s inventory consists of finished goods.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost, less accumulated depreciation. Expenditures for repairs and maintenance are charged to expense as incurred. Depreciation is provided for in amounts sufficient to relate the cost of depreciable assets to their estimated useful lives using straight-line methods.

Leases

Leases

The Company determines if an arrangement contains a lease at the inception of a contract. Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are recognized at the commencement date. The liability is equal to the present value of the remaining minimum lease payments. The asset is based on the liability, subject to certain adjustments. Operating leases result in straight-line expense (similar to operating leases under the prior accounting standard) while finance leases result in a front-loaded expense pattern (similar to capital leases under the prior accounting standard). As the interest rate implicit in the Company’s operating leases is not readily determinable, the Company utilizes its incremental borrowing rate to discount the lease payments. The Company utilizes the implicit rate for its finance leases.

Business Combinations

Business Combinations

The Company accounts for business combinations using the acquisition method of accounting in accordance with ASC Topic 805, Business Combinations. The Company allocates the purchase price of an acquired business to the tangible and intangible assets acquired and liabilities assumed based upon their estimated fair values on the acquisition date. Any excess of the purchase price over the fair value of the net assets acquired is recorded as goodwill. The purchase price allocation process requires management to make significant estimates and assumptions at the acquisition date with respect to intangible assets. The allocation of the consideration transferred in certain cases may be subject to revision based on the final determination of fair values during the measurement period, which may be up to one year from the acquisition date. Direct transaction costs associated with the business combination are expensed as incurred. The Company includes the results of operations of the business that it has acquired in its consolidated results prospectively from the date of acquisition.

Goodwill

Goodwill

The Company evaluates its goodwill for impairment in accordance with FASB Accounting Standards Update (“ASU”) 350, Intangibles – Goodwill and Other. Goodwill is recorded when the purchase price paid for an acquisition exceeds the estimated fair value of the net identified tangible and intangible assets acquired. The Company tests the recorded amount of goodwill for impairment on an annual basis on December 31 or more frequently if there are indicators that the carrying amount of goodwill exceeds its carried value.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

Long Lived and Intangible Assets

Long Lived and Intangible Assets

The Company reviews long-lived assets and intangible assets for impairment in accordance with ASC Topic 360, Property, Plant and Equipment (“ASC 360”). The Company reviews long-lived assets and intangible assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets might not be recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends, and significant changes or planned changes in the use of the assets. If an impairment review is performed to evaluate a long-lived asset or intangible asset for recoverability, the Company compares forecasts of undiscounted cash flows expected to result from the use and eventual disposition of the asset to its carrying value. An impairment loss is recognized when the estimated undiscounted future cash flows expected to result from the use of the asset is less than its carrying amount. The impairment loss would be based on the excess of the carrying value of the impaired asset over its fair value, determined based on discounted cash flows.

The Company had no impairment loss related to long-lived assets or intangible assets for the year ended December 31, 2024 or the nine months ended December 31, 2023.

Fair Value Measurements

Fair Value Measurements

In accordance with ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the exit price, or the amount that would be received for the sale of an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date.

The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs include those that market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors that market participants would use in valuing the asset or liability. The guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1: Quoted market prices in active markets for identical assets or liabilities.

●	Level 2: Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or model-derived valuations. All significant inputs used in the Company’s valuations are observable or can be derived principally from or corroborated with observable market data for substantially the full term of the assets or liabilities. Level 2 inputs also include quoted prices that were adjusted for security-specific restrictions which are compared to output from internally developed models such as a discounted cash flow model.

●	Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying amounts of financial instruments carried at cost, including cash, accounts receivables and accounts receivable – related party, trade payables advances and notes payables and notes payable – related party approximate their fair value due to the short-term maturities of such instruments.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. Finally, the Company determines if the warrants meet the definition of a derivative based on their contractual terms. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance, as of each subsequent quarterly period end date while the warrants are outstanding and at interim dates if circumstances warrant such analysis.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and at each balance sheet date thereafter. Changes in the estimated fair value of the liability classified warrants are recognized as a non-cash gain or loss on the consolidated statements of operations. The Company also evaluates if changes in contractual terms or other considerations would result in the reclassification of outstanding warrants from liabilities to stockholders’ equity (or vice versa).

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. All revenue is generated from contracts with customers. The Company recognizes revenue when the control of the goods sold is transferred to the customer, in an amount, referred to as the transaction price, that reflects the consideration to which the Company expected to be entitled in exchange for those goods. The Company determines revenue recognition utilizing the following five steps: (i) identification of the contract with a customer; (ii) identification of the performance obligations in the contract (promised goods or services that are distinct); (iii) determination of the transaction price; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when, or as, the Company transfers control of the product or service for each performance obligation.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

The Company’s performance obligations are established when a customer submits a purchase order notification and the Company accepts the order. The Company identifies performance obligations as the delivery of the requested product or service in appropriate quantities and to the location specified in the customer’s contract and/or purchase order. Revenue from sales of products is recognized at a point in time when the Company transfers control to the customer, typically at the time when the product is delivered or shipped, at which time, title passes to the customer and there are no further performance obligations with regard to the product.

The Company selectively participates in retailers’ co-op promotion incentives to maximize sales of the Company’s products on the retail floor and to assist in developing consumer awareness of new product launches by providing marketing fund allowances to its customers. As these co-op promotion initiatives are not a distinct good or service and the Company cannot reasonably estimate the fair value of the benefit it receives from these arrangements, the cost of these allowances at the time they are offered to the customers is recorded as a reduction to net sales. Co-op promotion incentives were $2,059,000 during the year ended December 31, 2024 and $2,648,000 during the nine months ended December 31, 2023.

The Company’s contracts with customers consist of one performance obligation, which is the sale of its products. The Company’s contracts have no financing elements. Payment terms are generally less than 120 days and have no further contract asset or liability obligations once control of goods is transferred to the customer. Revenue is recorded in the amount of consideration the Company expects to receive for the sale of these goods.

Costs incurred in fulfilling contracts with customers include administrative costs associated with the procurement of goods are included in general and administrative expenses, in-bound freight costs are included in the cost of goods sold and accrued sales representative commissions are included in selling expenses in the accompanying consolidated statements of operations as the Company’s underlying customer agreements are less than one year.

Reserve for Sales Returns and Returns Asset

While the Company has no overstock return privileges in its vendor agreements with its customers, it does accept defective returns, warranty exchanges and overstock from seasonal customers. The Company estimates the sales value of goods to be returned from its allowance programs for goods returned from the customer for various reasons, whereby a reserve for sales returns is recorded based on historic return amounts, specific events as identified and management estimates. The Company’s reserve for sales returns was $3,355,000 and $3,390,000 as of December 31, 2024 and 2023, respectively. The Company estimates the net realizable value of these expected future sales returns. The net realizable value of these estimated returns is classified as return assets as part of current assets on the Company’s consolidated financial statements. The Company’s return assets were $1,621,000 and $1,919,000 as of December 31, 2024 and 2023, respectively.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

Shipping and Handling Costs

Shipping and Handling Costs

Shipping and handling activities are performed before the customer obtains control of the goods sold to them and are considered activities to fulfill the Company’s promise to transfer the goods. Shipping and handling expenses were $592,000 and $561,000 for the year ended December 31, 2024 and the nine months ended December 31, 2023, respectively. These expenses are classified as a component of selling expenses in the Company’s consolidated statements of operations.

Share-Based Compensation

Share-Based Compensation

The Company has granted stock options, warrants, restricted stock awards and restricted stock units to employees, non-employee consultants and non-employee members of its board of directors. The Company also has an equity incentive plan that provides for the issuance of equity incentive awards, such as stock options, warrants, stock appreciation rights, stock awards, restricted stock, stock units, performance awards and other stock or cash-based awards to the Company’s employees, officers, directors, consultants, agents, advisors and independent contractors.

The Company measures the compensation cost associated with all share-based payments based on grant date fair values. The fair value of each stock option and stock purchase right is estimated on the date of grant using an option pricing model that meets certain requirements. The Company generally uses the Black-Scholes option pricing model to estimate the fair value of its stock options and stock purchase rights. The determination of the fair value of share-based payment awards utilizing the Black-Scholes model is affected by the Company’s stock price and several assumptions, including expected volatility, expected term, risk-free interest rate and expected dividends.

For grants of stock options, the Company uses a blend of historical and implied volatility for traded options on its stock to estimate the expected volatility assumption required in the Black-Scholes model. The Company’s use of blended volatility estimates in computing the expected volatility assumption for stock options is based on its belief that while the implied volatility is representative of expected future volatility, the historical volatility over the expected term of the award is also an indicator of expected future volatility. The Company utilizes a blended volatility estimate that consists of implied volatility and historical volatility in order to estimate the expected volatility assumption of the Black-Scholes model.

The expected term of stock options granted is estimated using historical experience. The risk-free interest rate assumption is based on observed interest rates appropriate for the expected terms of the Company’s stock options and stock purchase rights. The dividend yield assumption is based on the Company’s history and expectation of no dividend payouts. The Company estimates forfeitures at the time of grant and revises these estimates, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company estimates its forfeiture rate assumption for all types of share-based compensation awards based on historical forfeiture rates related to each category of award.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

Compensation costs associated with grants of restricted stock awards and restricted stock units are measured at fair value, which has historically been the closing price of the Company’s common stock on the date of grant.

The Company recognizes share-based compensation expense over the requisite service period of each individual award, which generally equals the vesting period, using the straight-line method for awards that contain only service conditions. For awards that contain performance conditions, the Company recognizes the share-based compensation expense on a straight-line basis for each vesting tranche, when achievement of that tranche is considered probable.

The Company evaluates the assumptions used to value stock awards on the grant date. If there are any modifications or cancellations of the underlying unvested securities, the Company may be required to accelerate, increase or cancel any remaining unearned share-based compensation expense.

Income Taxes

Income Taxes

The Company follows the provisions of FASB ASC 740, Accounting for Income Taxes (“ASC 740”). Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributed to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax base. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. If it is more likely than not that some portion of a deferred tax asset will not be realized, a valuation allowance is recognized.

The Company recognizes a liability for uncertain tax positions. An uncertain tax position is defined as a position in a previously filed tax return or a position expected to be taken in a future tax return that is not based on clear and unambiguous tax law and that is reflected in measuring current or deferred income tax assets and liabilities for interim or annual periods. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The Company measures the tax benefits recognized based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution.

As of December 31, 2024 and 2023, there were no uncertain tax positions that resulted in any adjustment to the Company’s provision for income taxes. The Company recognizes interest and penalties related to unrecognized tax benefits in its provision for income taxes. The Company currently has no liabilities recorded for accrued interest or penalties related to uncertain tax provisions.

Net Loss Per Common Share

Net Loss Per Common Share

Net loss available to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares that were outstanding during the period. Diluted net loss available to common stockholders reflects the potential dilution that could occur if securities or other contracts to acquire common stock were exercised or converted into common stock. Potentially dilutive securities are excluded from the diluted net loss available to common stockholders computation in loss periods as their effect would be anti-dilutive.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023